Distribution and Selling Expenses (Details) - Schedule of Distribution and Selling Expenses - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Distribution and Selling Expenses [Abstract]
Outsourced service fee	$ 58,942	$ 403,458	$ 1,212,403
Advertisement			140,704
Others	39	317,930	736
Total	$ 58,981	$ 721,388	$ 1,353,843